2. REGULATORY FRAMEWORK (Details)	12 Months Ended
Dec. 31, 2017
Generator in operation 1
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTG
Generating unit	GUEMTG01
Tecnology	TG
Power	101 MW
Applicable regime	Energy Plus Res. N° 1281/06 and SEE Resoluion N° 19/2017	[1]
Generator in operation 2
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTG
Generating unit	GUEMTV11
Tecnology	TV
Power	less than or equal to 100 MW
Applicable regime	SE Resolutions No. 22/2016 and 19/2017
Generator in operation 3
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTG
Generating unit	GUEMTV12
Tecnology	TV
Power	less than or equal to 100 MW
Applicable regime	SE Resolutions No. 22/2016 and 19/2017
Generator in operation 4
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTG
Generating unit	GUEMTV13
Tecnology	TV
Power	greather than 100 MW
Applicable regime	SE Resolutions No. 22/2016 and 19/2017
Generator in operation 5
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	Piquirenda
Generating unit	PIQIDI 01-10
Tecnology	MG
Power	30 MW
Applicable regime	SE Resolution No. 220/2007	[1]
Generator in operation 6
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CPB
Generating unit	BBLATV29
Tecnology	TV
Power	greater than 100 MW
Applicable regime	SE Resolutions No. 22/2016 and 19/2017
Generator in operation 7
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CPB
Generating unit	BBLATV30
Tecnology	TV
Power	greater than 100 MW
Applicable regime	SE Resolutions No. 22/2016 and 19/2017
Generator in operation 8
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CT Ing. White
Generating unit	BBLMD01-06
Tecnology	MG
Power	100 MW
Applicable regime	SEE Resolution No. 21/2016	[1]
Generator in operation 9
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTLL
Generating unit	LDLATG01
Tecnology	TG
Power	greater than 50 MW
Applicable regime	SE Resolutions No. 22/2016 and 19/2017
Generator in operation 10
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTLL
Generating unit	LDLATG02
Tecnology	TG
Power	greater than 50 MW
Applicable regime	SE Resolutions No. 22/2016 and 19/2017
Generator in operation 11
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTLL
Generating unit	LDLATG03
Tecnology	TG
Power	greater than 50 MW
Applicable regime	SE Resolutions No. 22/2016 and 19/2017
Generator in operation 12
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTLL
Generating unit	LDLATG04
Tecnology	TG
Power	105 MW
Applicable regime	SEE Res. 220/2007 (75%), SEE Res. 22/2016 and 19/2017 (25%)
Generator in operation 13
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTLL
Generating unit	LDLATG05
Tecnology	TG
Power	105 MW
Applicable regime	SEE Resolution No. 21/2016	[1]
Generator in operation 14
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTLL
Generating unit	LDLATV01
Tecnology	TV
Power	180 MW
Applicable regime	SE Resolution No. 220/2007	[1]
Generator in operation 15
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTGEBA
Generating unit	GEBATG01/TG02/TV01
Tecnology	CC
Power	greater than 150 MW
Applicable regime	SE Resolutions No. 22/2016 and 19/2017
Generator in operation 16
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CTGEBA
Generating unit	GEBATG03
Tecnology	TG
Power	164 MW
Applicable regime	Energy Plus Res. N° 1281/06
Generator in operation 17
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	HIDISA
Generating unit	AGUA DEL TORO
Tecnology	HI
Power	HI – Media 120 greater than P less than or equal to 300
Applicable regime	SE Resolutions No. 22/2016 and 19/2017
Generator in operation 18
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	HIDISA
Generating unit	EL TIGRE
Tecnology	HI
Power	Renewable less than or equal to 50
Applicable regime	SE Resolutions No. 22/2016 and 19/2017
Generator in operation 19
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	HIDISA
Generating unit	LOS REYUNOS
Tecnology	HI
Power	HI – Media 120 greater than P less than or equal to 300
Applicable regime	SE Resolutions No. 22/2016 and 19/2017
Generator in operation 20
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	HINISA
Generating unit	NIHUIL I
Tecnology	HI
Power	HI – Small 50 greater than P less than or equal to 120
Applicable regime	SE Resolutions No. 22/2016 and 19/2017	[2]
Generator in operation 21
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	HINISA
Generating unit	NIHUIL II
Tecnology	HI
Power	HI – Small 50 greater than P less than or equal to 120
Applicable regime	SE Resolutions No. 22/2016 and 19/2017	[2]
Generator in operation 22
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	HINISA
Generating unit	NIHUIL III
Tecnology	HI
Power	HI – Small 50 greater than P less than or equal to 120
Applicable regime	SE Resolutions No. 22/2016 and 19/2017	[2]
Generator in operation 23
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	HPPL
Generating unit	PPL1HI
Tecnology	HI
Power	HI – Media 120 greater than P less than or equal to 300
Applicable regime	SE Resolutions No. 22/2016 and 19/2017
Generator in operation 24
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	HPPL
Generating unit	PPL2HI
Tecnology	HI
Power	HI – Media 120 greater than P less than or equal to 300
Applicable regime	SE Resolutions No. 22/2016 and 19/2017
Generator in operation 25
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	HPPL
Generating unit	PPL3HI
Tecnology	HI
Power	HI – Media 120 greater than P less than or equal to 300
Applicable regime	SE Resolutions No. 22/2016 and 19/2017
Generator in operation 26
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	Ecoenergía
Generating unit	CERITV01
Tecnology	TV
Power	15 MW
Applicable regime	Energy Plus Res. N° 1281/06	[1]
Generator in operation 27
DisclosureOfRegulatoryFrameworkLineItems [Line Items]
Generator	CT Parque Pilar
Generating unit	PILBD01-06
Tecnology	MG
Power	100 MW
Applicable regime	SEE Resolution No. 21/2016	[1]

[1]	Uncommitted power and energy is remunerated according to Resolution No. 19/2017.
[2]	On April 10, 2017, the SEE ordered the recategorization of the units as small scale in line with the provisions of Resolution No. 19/2017. The recategorization represents an increase of 50% in the base remuneration of the power as of said date.